Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 10 - RELATED PARTY TRANSACTIONS

Related parties of the Company consist of the following:

Name of Related Party	Nature of Relationship
Zhentao Jiang	Director and principal shareholder
Wenjie Tang	Chief Executive Officer (“CEO”), Director, and shareholder
Yufeng Mi	Chief Technical Officer (“CTO”) and shareholder
Bin Liu	Former Chief Risk Officer (“CRO”)
Guofu Zhang	Chief Financial Officer (“CFO”)
Chengchun Zhang	Chief Operational Officer (“COO”) and principal shareholder
IIG Ltd.	Company under common control of Zhentao Jiang
Firebull Holdings Limited	Company under common control of Wenjie Tang and Chengchun Zhang
Nanjing Yunxinhe Software Technology Co., Ltd.	Company formerly controlled by Zhentao Jiang and still significantly influenced by Zhentao Jiang
Anyi Network Inc.	Company where Guofu Zhang assumed a key management position
Beijing Maiteke Technology Co., Ltd.	Company where Wenjie Tang assumed a key management position
Northnew Management Limited	Company under common control of Zhentao Jiang

i) Revenues from related party and accounts receivable from related party

The Company provides online trading access software application service to IIG Ltd. For the years ended December 31, 2018, 2017 and 2016, the Company generated related party revenues from IIG Ltd. in the amount of $1,240,708, $2,170,838 and $2,720,936, respectively. The related party accounts receivable with IIG Ltd. amounted to $0, $172,237, and $247,000 as of December 31, 2018, 2017 and 2016, respectively.

(ii) Subscription receivables

Subscription receivable of $740,000 as of December 31, 2016 represents the Company’s outstanding share subscription receivable owned from Chengchun Zhang and other managements and principal shareholder of the Company. The receivables were collected as of May 11, 2017. Refer to Note 14 for further discussion

iii) Acquisition of AGM Global Asset Management Ltd.

On May 25, 2018, the Company purchased AGM Global Asset Management Ltd from a third-party entity which was owned by two related parties: Mr. Wenjie Tang, Chief Executive Officer, and Mr. Yufeng Mi, Chief Technology Officer.

On May 30, 2018, the Company’s subsidiary, AGM HK paid 50% of total purchase price of $22,635 and the remaining balance of $11,318 was recorded as due to related parties at December 31, 2018.

(iv) Notes payable – related parties and due to related parties

The Company mainly finance its operations through proceeds borrowed from related parties. As of December 31, 2018 and 2017, notes payables - related parties and due to related parties consisted the following:

	December 31, 2018	December 31, 2017
Zhentao Jiang	$-	$-
Wenjie Tang	-	1,301,534
Total notes payable - related parties	-	1,301,534

Zhentao Jiang	1,307,264	-
Wenjie Tang	11,318	19,949
Guofu Zhang	29,399	40,902
Total due to related parties	1,347,981	60,851
Total	$1,347,981	$1,362,385

The balance of due to related parties represents expenses incurred by related parties in the ordinary course of business and expenses paid by related parties on behalf of the Company. These amounts are interest free, unsecured and repayable on demand.

For the year ended December 31, 2018, Zhentao Jiang, Guofu Zhang, Wenjie Tang and their related companies paid operating expenses on behalf of the Company of $419,645. For the year ended December 31, 2017, Zhentao Jiang, Wenjie Tang, Guofu Zhang, and Bin Liu paid operating expenses on behalf of the Company of $142,085.

The Company entered into an advance agreement with Wenjie Tang, allowing the Company to borrow unsecured and interest-free loans on January 1, 2017. The balances and material terms of the advance agreements are summarized below:

●	The amount authorized for borrowing shall not exceed RMB15,000,000 (approximately $2,305,000).

●	The loan is interest-free and payable on December 31, 2018.

●	The term of the loan is two years from January 1, 2017 to December 31, 2018.

●	The balance was $0 and $1,301,534 as of December 31, 2018 and 2017, respectively.

The Company borrowed $8,581,150, $4,032,044, and $3,766,201 from related parties in the years ended December 31, 2018, 2017 and 2016, respectively, and repaid $6,837,611, $6,826,231, and $195,228 in the years ended December 31, 2018, 2017 and 2016, respectively.

As of December 31, 2018, the balance owed to Zhentao Jiang, Wenjie Tang and Guofu Zhang amounted to $1,307,264, $11,318 and $29,399, respectively. As of December 31, 2017, the balance owed, to Zhentao Jiang, Wenjie Tang and Guofu Zhang amounted to $0, $1,321,483 and $40,902, respectively.